CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($)	Share Capital	Warrant Reserve	Share-Based Payment Reserve	Accumulated Other Comprehensive Income	Deficit	Total
Beginning balance at Mar. 31, 2021	$ 130,784,175	$ 6,370,660	$ 1,832,224	$ 327,302	$ (25,751,703)	$ 113,562,658
Beginning balance (in shares) at Mar. 31, 2021	57,297,238
Increase (decrease) in equity
Net loss					(54,691,130)	(54,691,130)
Foreign exchange loss from translation of foreign subsidiaries and associate				356,345		356,345
Comprehensive loss				356,345	(54,691,130)	(54,334,785)
Warrants expired						(173,754)
Share issuance	$ 404,375					$ 404,375
Share issuance (in shares)	262,500					262,500
Share issuance costs	$ (77,383)					$ (77,383)
Share-based payments			6,771,862			6,771,862
Warrants exercised	$ 511,525	(173,754)				$ 337,771
Warrants exercised (in shares)	168,885					168,885
Stock options exercised after the Arrangement	$ 488,591		(194,328)			$ 294,263
Stock options exercised after the Arrangement (in shares)	422,166
Share issuance costs	$ 77,383					77,383
Ending balance at Mar. 31, 2022	$ 132,111,283	6,196,906	8,409,758	683,647	(80,442,833)	$ 66,958,761
Ending balance (in shares) at Mar. 31, 2022	58,150,789					58,150,789
Increase (decrease) in equity
Warrants expired						$ (2,772,748)
Beginning balance at Mar. 31, 2022	$ 132,111,283	6,196,906	8,409,758	683,647	(80,442,833)	$ 66,958,761
Beginning balance (in shares) at Mar. 31, 2022	58,150,789					58,150,789
Increase (decrease) in equity
Net loss					(48,492,996)	$ (48,492,996)
Foreign exchange loss from translation of foreign subsidiaries and associate				(1,456,990)		(1,456,990)
Comprehensive loss				(1,456,990)	(48,492,996)	(49,949,986)
Share issuance before the Arrangement	$ 56,250					56,250
Share issuance before the Arrangement (in shares)	37,500
Stock options exercised before the Arrangement	$ 19,483		(6,244)			13,239
Stock options exercised before the Arrangement (in shares)	26,479
Warrants expired		(2,772,748)			2,772,748
Common shares cancelled on execution of the Arrangement	$ (132,187,016)					(132,187,016)
Common shares cancelled on execution of the Arrangement (in shares)	(58,214,768)
Share issuance costs	$ (34,267)					(34,267)
New common shares issued on execution of the Arrangement	$ 132,187,016					132,187,016
New common shares issued on execution of the Arrangement (in shares)	11,642,953
Fractional common shares cancelled on execution of the Arrangement (in shares)	(30)
Modification of common shares on execution of the Arrangement	$ (25,027,506)				25,027,506
Transfer of reserves and Accumulated Other Comprehensive Income to Field Trip Health & Wellness			(5,720,641)	823,868	4,896,773
Net liabilities transferred to Field Trip Health & Wellness					1,331,535	1,331,535
Share-based payments			2,775,487			2,775,487
Stock options exercised after the Arrangement	$ 11,900		(3,705)			8,195
Stock options exercised after the Arrangement (in shares)	2,229
Warrants expired after the Arrangement		$ (3,424,158)			3,424,158
Share issuance after the Arrangement	$ 67,665					67,665
Share issuance after the Arrangement (in shares)	72,464
Share issuance costs	$ 34,267					34,267
Ending balance at Mar. 31, 2023	$ 107,273,342		$ 5,454,655	$ 50,525	$ (91,483,109)	$ 21,295,413
Ending balance (in shares) at Mar. 31, 2023	11,717,616					11,717,616